Debt - Summarizes the outstanding balances recorded for other long-term debt (Details) - USD ($) $ in Thousands	Sep. 30, 2020	Dec. 31, 2019	Sep. 30, 2019	Dec. 31, 2018
Line of Credit Facility [Line Items]
Total	$ 156	$ 191	$ 191	$ 739
Less: current portion	52	51	51	549
Non-current portion	104	140	140	190
Revolving Credit Facility [Member]
Line of Credit Facility [Line Items]
Total		0		500
Less: current portion				500,000
Vehicle loan [Member]
Line of Credit Facility [Line Items]
Total	35	45	45	60
Additional Equipment Loan [Member]
Line of Credit Facility [Line Items]
Total	$ 121	$ 146	$ 146	$ 179